Provisions for legal proceedings, judicial deposits and contingent liabilities (Details Narrative) - 12 months ended Dec. 31, 2023 R$ in Millions, $ in Millions	USD ($)	BRL (R$)
IfrsStatementLineItems [Line Items]
Deposits related to federal tax	$ 41	R$ 200
Provisions for legal proceedings	135
Contingent liabilities	8,362
Payment for related parties	239
Negotiated Legal Proceeding [Member]
IfrsStatementLineItems [Line Items]
Deposits related to federal tax	$ 7,997